Table of Contents
As filed with the Securities and Exchange Commission on January 28, 2025
Securities Act File No. 333-

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment	☐
Post-Effective Amendment	☐
MSC Income Fund, Inc.
(Exact name of registrant as specified in charter)
1300 Post Oak Boulevard, 8th Floor
Houston, TX 77056
(713) 350-6000
(Address and telephone number, including area code, of principal executive offices)
Dwayne L. Hyzak
Chief Executive Officer
MSC Income Fund, Inc.
1300 Post Oak Boulevard, 8th Floor
Houston, TX 77056
(Name and address of agent for service)
COPIES TO:

Jason B. Beauvais, Esq. Executive Vice President, General Counsel and Secretary MSC Income Fund, Inc. 1300 Post Oak Boulevard, 8th Floor Houston, TX 77056	Harry S. Pangas, Esq. Clay Douglas, Esq. Dechert LLP 1900 K Street, NW Washington, DC 20006 Telephone: (202) 261-3300	Joshua Wechsler, Esq. Fried, Frank, Harris, Shriver & Jacobson LLP One New York Plaza New York, New York 10004 Telephone: (212) 859-8000
Approximate Date of Commencement of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
☐ Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.
☐ Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (the “Securities Act”), other than securities offered in connection with a dividend reinvestment plan.
☐ Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.
☐ Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.
☐ Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.
It is proposed that this filing will become effective (check appropriate box):
☐ when declared effective pursuant to Section 8(c) of the Securities Act.

Table of Contents
If appropriate, check the following box:
☐ This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].
☑ This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: 333-282501.
☐ This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ___.
☐ This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: ___.
Check each box that appropriately characterizes the Registrant:
☐ Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (the “Investment Company Act”)).
☑ Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).
☐ Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).
☐ A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).
☐ Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).
☐ Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (the “Exchange Act”)).
☐ If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of the Securities Act.
☐ New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).
THIS REGISTRATION STATEMENT SHALL BECOME EFFECTIVE UPON FILING WITH THE SECURITIES AND EXCHANGE COMMISSION IN ACCORDANCE WITH RULE 462(b) OF THE SECURITIES ACT OF 1933, AS AMENDED.

Explanatory Note
This Registration Statement is being filed pursuant to Rule 462(b) under the Securities Act of 1933, as amended, by MSC Income Fund, Inc. (the “Registrant”) with the Securities and Exchange Commission in order to register additional shares of common stock, par value $0.001 per share, of the Company, and hereby incorporates by reference into this Registration Statement the contents of the Registration Statement on Form N-2 (File No. 333-282501), including the preliminary prospectus and Part C included therein, and the exhibits thereto, initially filed on October 3, 2024 and declared effective on January 28, 2025, as amended by pre-effective amendments thereto.
The required opinions and consents are listed on the Exhibit Index attached to and filed with this Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-2 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston, State of Texas, on January 28, 2025.

MSC INCOME FUND, INC.
By:	/s/ DWAYNE L. HYZAK
Dwayne L. Hyzak
Chairman and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement on Form N-2 has been signed below by the following persons in the capacities and on the dates indicated. This document may be executed by the signatories hereto on any number of counterparts, all of which constitute one and the same instrument.

Signature	Title	Date
Chairman of our board of directors and Chief Executive Officer (Principal Executive Officer)
/s/ DWAYNE L. HYZAK		January 28, 2025
Dwayne L. Hyzak

/s/ CORY E. GILBERT	Chief Financial Officer and Treasurer (Principal Financial Officer)	January 28, 2025
Cory E. Gilbert

/s/ RYAN H. MCHUGH	Chief Accounting Officer (Principal Accounting Officer)	January 28, 2025
Ryan H. McHugh

/s/ ROBERT L. KAY*	Director	January 28, 2025
Robert L. Kay

/s/ JOHN O. NIEMANN, JR.*	Director	January 28, 2025
John O. Neimann, Jr.

/s/ JEFFREY B. WALKER*	Director	January 28, 2025
Jeffrey B. Walker
* Signed by Jason B. Beauvais pursuant to a power of attorney signed by each individual on November 15, 2024 and filed as an exhibit to the Registration Statement (File No. 333-282501) filed on November 20, 2024.

Exhibit Index

Exhibit Number	Description

(l)*	Opinion and Consent of Dechert LLP

(n)(1)*	Consent of Independent Registered Public Accounting Firm

(s)(1)**	Powers of Attorney

(s)(2)*	Calculation of Filing Fee Table

104	Cover Page Interactive Data File (formatted as Inline XBRL)

*	Filed herewith
**	Previously filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-2 (File No. 333-282501), filed on November 20, 2024 and incorporated herein by reference.